Frederic Dorwart, Lawyers

Old City Hall

124 E. Fourth Street

Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

October 6, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is a Post-Effective Amendment to the Cavanal Hill Funds Registration Statement regarding the following Funds:

Money Market Funds
- U.S. Treasury Fund
- Government Securities Money Market Fund
Bond Funds
- Limited Duration Fund
- Moderate Duration Fund
- Bond Fund
- Strategic Enhanced Yield Fund
- Ultra Short Tax-Free Income Fund
- Intermediate Tax-Free Bond Fund
Equity Funds
- Active Core Fund
- Mid Cap Core Equity Fund
- Opportunistic Fund
- World Energy Fund

The bold font in the list above identifies a new Fund. The Investment Objective and Principal Investment Strategy for the new Funds are presented in the attached Exhibit. The Multi Cap Equity Income Fund is no longer offered by the Cavanal Hill Funds.

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome

Amy E. Newsome

EXHIBIT

STRATEGIC ENHANCED YIELD FUND

Investment Objective

To seek current income and the opportunity for capital appreciation to produce total return.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund seeks total return and current income by allocating assets among various fixed income sectors, with no more than 65% of the assets in any one sector. The Adviser will employ a strategy to enhance the Fund’s yield by shifting assets among higher yielding and lower yielding debt securities across sectors and different maturities based on its view of the relative value of each sector or maturity. Securities will be dollar-denominated and include, but are not limited to, the following sectors: US government, foreign government, US corporate, foreign corporate, collateralized mortgage obligations, mortgage-backed securities, and asset-backed securities. A significant portion of assets will be invested in non-rated securities or securities rated below investment grade. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of one to ten years.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. This policy will not be changed without at least 60 days’ prior notice to shareholders.

ULTRA SHORT TAX-FREE INCOME FUND

Investment Objective

To generate current income exempt from federal income taxes consistent with the preservation of capital

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its net assets in a diversified portfolio of municipal bonds and debentures that are rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality. As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax.

The Fund may invest up to 35% of its net assets in municipal securities that are rated at the time of purchase within the four highest ratings categories assigned by an NRSRO or, if not rated, found by the Adviser under guidelines approved by the Trust’s Board of Trustees to be of comparable quality.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers, such as insurance. The Fund may invest in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund, under normal circumstances, invests at least 80% of its net assets in tax-free bonds and maintains a dollar-weighted average maturity between 1 day to 1 year. These policies will not be changed without at least 60 days’ prior notice to shareholders.